Stock Option Plan and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Common Stock Available for Issuance
The following table summarizes the activity in total shares of common stock available for issuance under the 2020 Plan:

Shares Available for Grant
Balance, December 31, 2022	189,771
Shares added	220,375
Granted	(17,071)
Forfeited	28,205

Balance, December 31, 2023	421,280

Shares added	625,571
Granted	(680,690)
Forfeited	31,493

Balance, December 31, 2024	397,654

Summary of Effects of Stock-Based Compensation
The following table summarizes the effects of stock-based compensation on cost of sales, research and development, and sales, general and administrative expenses granted under the Plans (in thousands) for the three and nine months ended September 30, 2025 and 2024:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Cost of sales	$26	$178	$126	$279
Research and development	$261	873	980	2,021
Sales, general and administrative	$1,781	1,071	2,578	2,011

Total	$2,068	$2,122	$3,684	$4,311

The following table summarizes the effects of stock-based compensation on cost of sales, research and development, and sales, general and administrative expenses granted under the Plans (in thousands) for the years ended December 31, 2024 and 2023, respectively:

	2024	2023
Cost of sales	$356	$147
Research and development	2,416	1,350
Sales, general and administrative	2,402	1,126

Total	$5,174	$2,623

Summary of Black-Scholes Option Pricing Model
The fair value for the Company’s options was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Years Ended December 31,
	2024	2023
Risk-free interest rate	4.16%	3.74%
Expected life of the options	5.47 years	6.01 years
Dividend rate	0%	0%
Volatility	54.51%	52.74%
Fair value per share of common stock	$12.60	$30.52

Summary of Outstanding Options that are Vesting
Additional information regarding outstanding options that are vesting, expected to vest, or exercisable as of December 31, 2024, is as follows:

	Number of Options	Weighted- Average Price Per Share	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2022	1,809,829	$7.56	$15.12	7.03
Options granted	8,143	$16.52	$30.52	—
Options exercised	(23,101)	$5.88	$12.04	—
Options forfeited	(33,887)	$13.72	$27.16	—

Options outstanding at December 31, 2023	1,760,984	$7.28	$14.84	6.03
Options granted	1,377,527	$10.64	$12.60	—
Options exercised	(78,377)	$8.68	$10.92	—
Options forfeited	(831,282)	$0.56	$22.96	—

Options outstanding at December 31, 2024	2,228,853	$7.84	$10.64	6.23
Vested and expected to vest	2,223,748	$7.84	$10.64	6.23
Exercisable	1,791,956	$7.56	$10.08	5.53